TRADING ASSETS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Trading Securities	140,003	73,529
Trading assets, at fair value	140,003	73,529
Investment Funds [Member]
Trading Securities Other	47,304	39,347
Brazilian Federal Government Securities [Member]
Trading Securities Debt	69,661	23,985
Brazilian Government External Debt Securities [Member]
Trading Securities Debt	667	222
Foreign Government Debt Securities [Member]
Trading Securities Debt	9,353	1,058
Foreign Government Debt Securities Argentina [Member]
Trading Securities Debt	293	179
Foreign Government Debt Securities United States [Member]
Trading Securities Debt	8,714	748
Foreign Government Debt Securities Mexico [Member]
Trading Securities Debt	29	10
Foreign Government Debt Securities Russia [Member]
Trading Securities Debt	45	0
Foreign Government Debt Securities Chile [Member]
Trading Securities Debt	248	77
Foreign Government Debt Securities Uruguay [Member]
Trading Securities Debt	24	30
Foreign Government Debt Securities Other [Member]
Trading Securities Debt	0	14
Corporate Debt Securities [Member]
Trading Securities Debt	3,404	2,226
Marketable Equity Securities [Member]
Trading Securities Equity	1,825	1,142
Derivative [Member]
Trading Securities Other	7,789	5,549
Options Held [Member]
Trading Securities Other	1,752	1,819
Forward Contracts [Member]
Trading Securities Other	2,060	378
Swap [Member]
Trading Securities Other	2,987	2,900
Credit Derivatives [Member]
Trading Securities Other	261	15
Other Derivatives [Member]
Trading Securities Other	729	437